Label	Element	Value
Neuberger Berman Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
Neuberger Berman Income Funds®  (“Income Funds”)
Neuberger Berman Strategic Income Fund
Class A, Class C, and Institutional Class

Supplement to the Class A, Class C and Institutional Class Summary Prospectus and Prospectus of Neuberger Berman Strategic Income Fund, dated February 28, 2024

Effective May 6, 2024, the following changes to the Class A sales charge apply to the Class A, Class C and Institutional Class Summary Prospectus and Prospectus of Neuberger Berman Strategic Income Fund:

1.
The sections of the Class A, Class C and Institutional Class Summary Prospectus and Prospectus entitled “Fees and Expenses” and “Expense Example” are hereby deleted in their entirety and replaced with the following:

2.
The first two rows of the table under the “Your Investment – Summary of Primary Differences Among Share Classes” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund are deleted and replaced with the following:

Class A Shares
Initial sales charge
For all Funds, except Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund, up to 4.25% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)

For Neuberger Berman Short Duration Bond Fund, up to 2.50% (reduced for purchases of $50,000 or more and eliminated for purchases of $1 million or more)
For Neuberger Berman Strategic Income Fund, up to 2.50% (reduced for purchases of $50,000 or more and eliminated for purchases of $250,00 or more)

Contingent deferred sales charge
None (except that for all Funds other than Neuberger Berman Strategic Income Fund, a charge of 1.00% applies to certain redemptions made within 18 months following purchases of $1 million or more without an initial sales charge, and for Neuberger Berman Strategic Income Fund, a charge of 0.75% applies to certain redemptions made within 18 months following purchases of $250,000 or more without an initial sales charge)

3.
The second paragraph of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund is deleted and replaced with the following:

For all Funds, except Neuberger Berman Short Duration Bond Fund and Neuberger Berman Strategic Income Fund

4.
The following is added after the second table of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund:

For Neuberger Berman Strategic Income Fund

	Sales charges as a percentage of:
Investment	Offering Price	Net amount invested	Dealer commission as a percentage of offering price
Less than $50,000	2.50%	2.56%	2.25%
$50,000 or more but less than $100,000	2.25%	2.30%	2.00%
$100,000 or more but less than $250,000	2.00%	2.04%	1.75%
$250,000 or more and certain other investments described below	None	None	0.75%

5.
The following is added prior to the second to last paragraph of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund:

For all Funds, except Neuberger Berman Strategic Income Fund

6.
The following is added as the last two paragraphs of the “Sales Charges – Class A sales charges” section of the Class A, Class C and Institutional Class Prospectus of Neuberger Berman Strategic Income Fund:

For Neuberger Berman Strategic Income Fund

The sales charge, expressed as a percentage of the offering price or the net amount invested, may be higher or lower than the percentages described in the table above due to rounding. This is because the dollar amount of the sales charge is determined by subtracting the net asset value of the shares purchased from the offering price, which is calculated to two decimal places using standard rounding criteria. The impact of rounding will vary with the size of the investment and the net asset value of the shares. Similarly, any contingent deferred sales charge paid by you on investments in Class A shares may be higher or lower than the 0.75% charge for Neuberger Berman Strategic Income Fund described below due to rounding.

Except as provided below, for Neuberger Berman Strategic Income Fund, investments in Class A shares of $250,000 or more may be subject to a 0.75% contingent deferred sales charge if the shares are sold within 18 months of purchase. The contingent deferred sales charge is a percentage of the original purchase price or the current market value of the shares being sold, whichever is less.
The date of this supplement is April 4, 2024.
Please retain this supplement for future reference.

Neuberger Berman Investment Advisers LLC 1290 Avenue of the Americas New York, NY 10104 Shareholder Services 800.877.9700 Institutional Services 800.366.6264 www.nb.com

Expense [Heading]	rr_ExpenseHeading	FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
These tables describe the fees and expenses that you may pay if you buy, hold or sell shares of the Fund. Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 159 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and example below.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Oct. 31, 2027
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	For Class A shares, a contingent deferred sales charge (“CDSC”) of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	Under the Fund’s policies, you may qualify for initial sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in Neuberger Berman funds. Certain financial intermediaries have sales charges and/or policies and procedures regarding sales charge waivers applicable to their customers that differ from those described below. More information about these and other discounts is available from your financial intermediary, in “Sales Charge Reductions and Waivers” on page 159 in the Fund’s prospectus, and in Appendix A to the Fund’s prospectus.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
The expense example can help you compare costs among mutual funds. The example assumes that you invested $10,000 for the periods shown, that you redeemed all of your shares at the end of those periods, that the Fund earned a hypothetical 5% total return each year, and that the Fund’s expenses were those in the table. For Class A and Institutional Class shares, your costs would be the same whether you sold your shares or continued to hold them at the end of each period. Actual performance and expenses may be higher or lower.

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	(assuming redemption)
Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	(assuming no redemption)
Neuberger Berman Strategic Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	2.50%
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.99%
Fee waivers and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	none
Total annual operating expenses after fee waivers and/or expense reimbursement	rr_NetExpensesOverAssets	0.99%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 348
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	557
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	783
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,433
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	348
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	557
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	783
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 1,433
Neuberger Berman Strategic Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Management fees	rr_ManagementFeesOverAssets	0.67%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	1.74%
Fee waivers and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.03%
Total annual operating expenses after fee waivers and/or expense reimbursement	rr_NetExpensesOverAssets	1.71%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 274
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	539
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	935
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	2,044
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	174
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	539
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	935
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,044
Neuberger Berman Strategic Income Fund | Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum initial sales charge on purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum contingent deferred sales charge (as a % of the lower of original purchase price or current market value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none	[1]
Management fees	rr_ManagementFeesOverAssets	0.55%
Distribution and/or shareholder service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.05%
Acquired fund fees and expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total annual operating expenses	rr_ExpensesOverAssets	0.62%
Fee waivers and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.01%
Total annual operating expenses after fee waivers and/or expense reimbursement	rr_NetExpensesOverAssets	0.61%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 62
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	195
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	343
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	771
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	62
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	195
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	343
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 771

[1]	For Class A shares, a contingent deferred sales charge (“CDSC”) of 0.75% applies on certain redemptions made within 18 months following purchases of $250,000 or more made without an initial sales charge. For Class C shares, the CDSC is eliminated one year after purchase.
[2]	Neuberger Berman Investment Advisers LLC (“Manager”) has contractually undertaken to waive and/or reimburse certain fees and expenses of Class A, Class C and Institutional Class so that the total annual operating expenses (excluding interest, brokerage commissions, acquired fund fees and expenses, taxes including any expenses relating to tax reclaims, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) of each class are limited to 0.99%, 1.69% and 0.59% of average net assets, respectively. Each of these undertakings lasts until 10/31/2027 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that each of Class A, Class C and Institutional Class will repay the Manager for fees and expenses waived or reimbursed for the class provided that repayment does not cause annual operating expenses to exceed 0.99%, 1.69% and 0.59% of the class’ average net assets, respectively. Any such repayment must be made within three years after the year in which the Manager incurred the expense.